Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax (liabilities) assets:
Net operating loss carry forwards	$ 208,480	$ 285,045
Equipment	1,627	74
Intangible assets	(263,915)	(389,831)
Other	273,357	193,220
Valuation Allowance	(219,549)	(299,007)
Total deferred tax (liability) asset		$ (210,499)